Commitments and Contingencies - License Agreement (Details) (USD $)	12 Months Ended
Jul. 31, 2012
Year 1
Percentage of Gross profit	12.00%
Royalty fee
Minimum Sales
Year 2
Percentage of Gross profit	8.00%
Royalty fee	50,000
Minimum Sales	3,000,000
Year 3
Percentage of Gross profit	6.00%
Royalty fee	100,000
Minimum Sales	6,000,000
Year 4
Percentage of Gross profit	6.00%
Royalty fee	150,000
Minimum Sales	9,000,000
Year 5
Percentage of Gross profit	6.00%
Royalty fee	200,000
Minimum Sales	$ 12,000,000